Operating Leases (Details) - Schedule of reconciliation to the lease liabilities	Dec. 31, 2022 CNY (¥)
Schedule of reconciliation to the lease liabilities [Abstract]
2022	¥ 12,085,870
2023	6,285,367
2024	4,745,037
2025	4,636,293
2026	3,427,888
Thereafter
Total future operating lease payments	31,180,455
Less: imputed interest	(2,596,980)
Total present value of operating lease liabilities	¥ 28,583,475